Note Employee benefits (Effects of changes in assumed health care cost trend rates) (Detail) - Postretirement Health Care Benefit Plan $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Effect on total service cost and interest cost components, one percentage point increase	$ 213
Effect on postretirement benefit obligation, one percentage point increase	4,928
Effect on total service cost and interest cost components, one percentage point decrease	(243)
Effect on postretirement benefit obligation, one percentage point decrease	$ (6,153)